Taxation (Details) ¥ in Thousands, $ in Millions				12 Months Ended
	Apr. 01, 2018 HKD ($)	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023
Taxation
Deferred tax liabilities (in Yuan Renminbi)				¥ 0	¥ 0
Unrecognized tax losses carried forwards (in Yuan Renminbi)				1,163,800	1,117,300
Unrecognized deductible temporary differences (in Yuan Renminbi)				¥ 293,100	¥ 186,200
Bottom of range [member]
Taxation
Withholding tax			5.00%
Top of range [member]
Taxation
Withholding tax			10.00%
HONG KONG [Member]
Taxation
Applicable tax rate		16.50%
HONG KONG [Member] | first HK2 million [Member]
Taxation
Applicable tax rate	8.25%
Assessable profits threshold for two-tiered profits tax regime (in Dollars) | $	$ 2
HONG KONG [Member] | excess of HK2 million [Member]
Taxation
Applicable tax rate	16.50%
Assessable profits threshold for two-tiered profits tax regime (in Dollars) | $	$ 2
PRC [Member]
Taxation
Average effective tax rate				25.00%	25.00%	25.00%